Taxation (Composition of Income before Tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Income before income tax expenses
Income from China operations		¥ 363,687	¥ 327,099	¥ 247,420
Loss from non-China operations		(21,403)	(20,668)	(10,839)
Income before income tax expenses	$ 51,502	¥ 342,284	¥ 306,431	¥ 236,581